Document and Entity Information	Nov. 30, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 30, 2020
Entity File Number	001-39619
Entity Registrant Name	KIROMIC BIOPHARMA, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4762913
Entity Address State Or Province	TX
Entity Address, Address Line One	7707 Fannin, Suite 140
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77054
City Area Code	832
Local Phone Number	968-4888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KRBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001792581
Amendment Flag	false